Document and Entity Information	Jan. 16, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001622148
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 16, 2026
Entity Registrant Name	Highland Global Allocation Fund
Entity Incorporation State Country Code	MA
Entity File Number	811-23369
Entity Tax Identification Number	91-6361402
Entity Address, Address Line One	300 Crescent Court
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(877)
Local Phone Number	665-1287
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares
Trading Symbol	HGLB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false